SHARE CAPITAL (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 $ / shares	Jul. 31, 2026 shares
Disclosure of classes of share capital [line items]
Explanation of fact that shares have no par value			The Company is authorized to issue an unlimited number of common shares without par value.
Proceeds from exercise of options | $	$ 475		$ 1,102
Weighted average share price | (per share)			$ 12.87		$ 8.58
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of shares issued						269,000
Deferred share units [member]
Disclosure of classes of share capital [line items]
Number of shares issued						60,000
Performance share units [member]
Disclosure of classes of share capital [line items]
Number of shares issued						304,000
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of shares issued	151,669	79,585	151,669	79,585
Share based compensation expense | $			$ 291	$ 292
Performance share units [member]
Disclosure of classes of share capital [line items]
Number of shares issued	125,000		125,000
Share based compensation expense | $			$ 178	482
Share options [member]
Disclosure of classes of share capital [line items]
Number of shares issued	751,487		751,487
Share based compensation expense | $			$ 679	651
Deferred share units [member]
Disclosure of classes of share capital [line items]
Share based compensation expense | $				$ 83